CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Common Shares Outstanding	Stock Options	Contributed Surplus	Deficit	Other Reserves	Total
Balance at the beginning of the year at Dec. 31, 2018	$ 5,362,169	$ 197,597	$ 37,254	$ (988,913)	$ (58,095)	$ 4,550,012
Balance at the beginning of the year (in Shares) at Dec. 31, 2018	234,458,597
Net income				473,166		473,166
Other comprehensive (loss) income				(3,724)	12,238	8,514
Total comprehensive income for the year				469,442	12,238	481,680
Transfer of gain on disposal of equity securities at FVTOCI to deficit				2,065	(2,065)
Shares issued under employee stock option plan (Notes 15 and 16A)	$ 174,885	(34,258)				140,627
Shares issued under employee stock option plan (Notes 15 and 16A) (in shares)	4,214,332
Stock options (Notes 15 and 16A)		16,821				16,821
Shares issued under incentive share purchase plan (Note 16B)	$ 23,208					23,208
Shares issued under incentive share purchase plan (Note 16B) (in Shares)	435,420
Shares issued under dividend reinvestment plan	$ 24,555					24,555
Shares issued under dividend reinvestment plan (in Shares)	492,531
Dividends declared				(129,924)		(129,924)
Restricted Share Unit plan, Performance Share Unit plan and Long Term Incentive Plan (Notes 15 and 16C,D)	$ 4,535					4,535
Restricted Share Unit plan, Performance Share Unit plan and Long Term Incentive Plan (Notes 15 and 16C,D) (in shares)	18,155
Balance at the end of the year at Dec. 31, 2019	$ 5,589,352	180,160	37,254	(647,330)	(47,922)	5,111,514
Balance at the end of the year (in Shares) at Dec. 31, 2019	239,619,035
Net income				511,607		511,607
Other comprehensive (loss) income				(1,909)	133,174	131,265
Total comprehensive income for the year				509,698	133,174	642,872
Shares issued under employee stock option plan (Notes 15 and 16A)	$ 110,928	(20,432)				90,496
Shares issued under employee stock option plan (Notes 15 and 16A) (in shares)	2,170,460
Stock options (Notes 15 and 16A)		15,912				15,912
Shares issued under incentive share purchase plan (Note 16B)	$ 20,740					20,740
Shares issued under incentive share purchase plan (Note 16B) (in Shares)	351,086
Shares issued under dividend reinvestment plan	$ 38,524					38,524
Shares issued under dividend reinvestment plan (in Shares)	611,859
Dividends declared				(228,780)		(228,780)
Restricted Share Unit plan, Performance Share Unit plan and Long Term Incentive Plan (Notes 15 and 16C,D)	$ (8,065)					(8,065)
Restricted Share Unit plan, Performance Share Unit plan and Long Term Incentive Plan (Notes 15 and 16C,D) (in shares)	131,874
Balance at the end of the year at Dec. 31, 2020	$ 5,751,479	$ 175,640	$ 37,254	$ (366,412)	$ 85,252	$ 5,683,213
Balance at the end of the year (in Shares) at Dec. 31, 2020	242,884,314